Stockholders' Equity (Details) - Schedule of warrant activity - Warrant Activity [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares Outstanding, Beginning balance | shares
Weighted Average Exercise Price, Beginning balance | $ / shares
Number of shares, Issued in connection with business combination | shares	24,731,194
Weighted average exercise price, Issued in connection with business combination | $ / shares	$ 11.50
Weighted Average Contractual Life, Issued in connection with business combination	4 years 6 months
Number of Shares, Issued in connection with November 2020 Public Offering | shares	17,857,142
Weighted Average Exercise Price, Issued in connection with November 2020 Public Offering | $ / shares	$ 1.40
Weighted Average Contractual Life, Issued in connection with November 2020 Public Offering	4 years 10 months 17 days
Number of Shares, Issued in connection with November 2020 overallotment | shares	2,678,571
Weighted Average Exercise Price, Issued in connection with November 2020 overallotment | $ / shares	$ 1.40
Weighted Average Contractual Life, Issued in connection with November 2020 overallotment	4 years 10 months 17 days
Number of Shares, Issued in connection with IRG November Note Conversion | shares	10,036,925
Weighted Average Exercise Price, Issued in connection with IRG November Note Conversion | $ / shares	$ 1.40
Weighted Average Contractual Life, Issued in connection with IRG November Note Conversion	4 years 11 months 26 days
Number of shares Outstanding, Ending balance | shares	55,303,832
Weighted Average Exercise Price, Ending balance | $ / shares	$ 5.92
Weighted Average Contractual Life (years), Ending balance	4 years 8 months 23 days
Intrinsic Value, Ending balance | $
Number of shares, Exercisable | shares	45,266,907
Weighted average exercise price, Exercisable | $ / shares	$ 6.92
Weighted Average Contractual Life, Exercisable	4 years 8 months 1 day
Intrinsic Value, Exercisable | $